Accounts Payable - Schedule of Accounts Payable (Details) - Accounts Payable [Member]	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Accounts Payable [Line Items]
Accounts payable	$ 339,633	$ 436,715	$ 654,097	$ 465,813
Third parties [Member]
Schedule of Accounts Payable [Line Items]
Accounts payable	320,447	412,045	418,317	426,688
Related party [Member]
Schedule of Accounts Payable [Line Items]
Accounts payable	$ 19,186	$ 24,670	$ 235,780	$ 39,125